Expense Example, No Redemption {- Fidelity Advisor® Emerging Asia Fund} - 10.31 Fidelity Advisor Emerging Asia Fund - AMCIZ PRO-16 - Fidelity Advisor® Emerging Asia Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Emerging Asia Fund-Class A
Expense Example, No Redemption:
1 Year	$ 695
3 Years	949
5 Years	1,222
10 Years	1,999
Fidelity Advisor Emerging Asia Fund-Class M
Expense Example, No Redemption:
1 Year	499
3 Years	813
5 Years	1,150
10 Years	2,099
Fidelity Advisor Emerging Asia Fund-Class C
Expense Example, No Redemption:
1 Year	202
3 Years	624
5 Years	1,073
10 Years	2,126
Fidelity Advisor Emerging Asia Fund - Class I
Expense Example, No Redemption:
1 Year	99
3 Years	309
5 Years	536
10 Years	1,190
Class Z
Expense Example, No Redemption:
1 Year	86
3 Years	268
5 Years	466
10 Years	$ 1,037